29. EMPLOYEE BENEFIT PLANS (Details 4) CAD in Thousands	12 Months Ended
Dec. 31, 2017 CAD
Pension plans [Member] | 2018 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	CAD 10,552
Pension plans [Member] | 2019 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	11,194
Pension plans [Member] | 2020 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	11,662
Pension plans [Member] | 2021 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	12,173
Pension plans [Member] | 2022 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	12,644
Pension plans [Member] | 2023 to 2027 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	73,263
Other post-employment benefit plans [Member] | 2018 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	882
Other post-employment benefit plans [Member] | 2019 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	919
Other post-employment benefit plans [Member] | 2020 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	960
Other post-employment benefit plans [Member] | 2021 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	1,001
Other post-employment benefit plans [Member] | 2022 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	1,044
Other post-employment benefit plans [Member] | 2023 to 2027 [Member]
Disclosure of defined benefit plans [line items]
Estimated future benefit payments	CAD 6,862